Equity (Details) $ / shares in Units, $ in Thousands						1 Months Ended								9 Months Ended	12 Months Ended
	Mar. 04, 2021	Nov. 30, 2020 shares	Oct. 16, 2020 shares	Oct. 01, 2020 shares	Apr. 01, 2020	Jul. 19, 2021	Mar. 02, 2021 shares	Nov. 20, 2020 USD ($) shares	Sep. 17, 2020	Mar. 23, 2020 $ / shares	Dec. 03, 2019	Aug. 22, 2019 USD ($) shares	Mar. 28, 2019	Mar. 23, 2020 $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 21, 2021 shares	Mar. 19, 2020	Sep. 13, 2019 USD ($) shares	Aug. 30, 2019 USD ($)	Jul. 23, 2019 USD ($)	Jul. 08, 2019 USD ($)	Mar. 31, 2019 USD ($)
Equity (Details) [Line Items]
Description of reverse share split						the Company’s Board resolved that the final ratio for the Second Reverse Split will be 140:1, which went effective on August 9, 2021. Concurrently with the Second Reverse Split, a change to the ratio of its ADSs to its Ordinary Shares was effective pursuant to which each ADS representing 140 ordinary shares changed to each ADS representing 1 ordinary share.			On September 17, 2020, the Company convened a special general meeting of its shareholders, whereby the shareholders approved, inter alia, (i) an increase to the Company’s share capital from 500,000,000 ordinary shares to 750,000,000 ordinary shares; and (ii) a reverse split of the Company’s share capital up to a ratio of 20:1 (the “Reverse Split”).
Ordinary shares issued				40
Description of offering													The total gross proceeds to the Company from the Offerings were $2,000, not including the conversion above mentioned by Yorkville and net of issue expenses in the total amount of $356, out of which $248 were attributed to the Registered Direct Offering and the additional $108 were attributed to the Warrants. The closing of the sale of the ordinary shares and Warrants occurred on April 1, 2019.
Warrants exercise price															245			0.35
Resale of underlying the warrants												6,566
Purchase agreement, description								(i) one ordinary share and (ii) two warrants to purchase one ordinary share each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ordinary share, will be exercisable upon issuance and will expire five years from the date of issuance.
Gross proceeds (in Dollars) | $								$ 4,200
Shares issued								835,447							3,091,740	1,036,774	6,000
Exercise warrants		1,004,494
Outstanding Convertible debentures (in Dollars) | $																			$ 325	$ 375	$ 450	$ 100
Total consideration of conversion (in Dollars) | $																$ 250							$ 1,507
Description of private offering	On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.
Exercise price (in Dollars per share) | $ / shares										$ 0.32				$ 0.36		$ 4.15
Date of issuance															5 years
Warrants and exercise															10,000
Warrants [Member]
Equity (Details) [Line Items]
Resale of underlying the warrants												459,640
Fair value of warrants (in Dollars) | $												$ 464
Shares issued															1,004,494
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares issued			750,000,000				1,800,000,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares issued			1,800,000,000				3,600,000,000
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued				140
Shares issued																			8,151
Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description											the Company entered into definitive securities purchase agreements with institutional investors to purchase an aggregate 14,286 of the Company’s ordinary shares, at a purchase price of $87.50 per ordinary share in a registered direct offering (the “December Registered Direct Offering”). The proceeds to the Company from the December Registered Direct Offering were $1,029, net of issue expenses in the total amount of $221.		(i) 9,184 of the Company’s ordinary shares, at a purchase price of $245 per ordinary share, in a registered direct offering (the “Registered Direct Offering”); and (ii) warrants to purchase up to 6,888 ordinary shares, with an initial exercise price of $245 per ordinary share (the “Warrants”), in a concurrent private placement (the “March 2019 Financing Round” and, together with the Registered Direct Offering, the “Offerings”). The March 2019 Financing Round included an investment from Yorkville that was made by converting $250 of the principal outstanding amount under the Convertible Debentures (see Note 13b).
April 2020 Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase agreement, description					the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase of 4,166,168 units, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one Series B warrant to purchase one ordinary share, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ordinary share, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,166,168 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, all Series B warrants were exercised.
Series A Warrants [Member]
Equity (Details) [Line Items]
Shares issued															128,156
Exercise price (in Dollars per share) | $ / shares															$ 7.07
Warrants and exercise															118,156
Series B Warrants [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares															$ 10.6